CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0